CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 459,308	$ 719,629
Cost of sales	395,978	416,839
Gross profit	63,330	302,790
Selling, general and administrative expenses	3,519,875	2,706,390
Loss from operations	(3,456,545)	(2,403,600)
Other expense	(495,045)	(300,142)
Net loss	$ (3,951,590)	$ (2,703,742)
Net loss per common share (basic and diluted) (Note 2)	$ 0.50	$ 0.43
Net loss per puttable common share (basic and diluted) (Note 2)	$ 0.50
Weighted average number of shares outstanding (basic and diluted) - common	7,903,373	6,230,403
Weighted average number of shares outstanding (basic and diluted) - puttable common	25,538